COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into leasing arrangements for office premises that are classified as operating leases. Future minimum lease payments for non-cancelable operating leases at December 31, 2011 are as follows:

Office premises
2012	4,834,336
2013	3,139,265
2014	2,492,166
2015	1,861,099
2016	785,326
Thereafter	259,347

13,371,539

Rental expenses amounted to US$3,472,379, US$3,848,296 and US$4,889,248 for the years ended December 31, 2009, 2010 and 2011, respectively, and were charged to the consolidated statements of operations when incurred.

Capital commitments

As of December 31, 2011, capital commitments for laboratory and manufacturing facility improvements and equipments to be purchased amounted to US$1,564,580.

Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties, and it is possible that as these matters arise some may be decided unfavorably for the Group. The Group did not have any claims or legal proceedings that could have a significant impact on its business, assets, operations or cash flows.